PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PREFERRED STOCK
PREFERRED STOCK

NOTE 11. PREFERRED STOCK

On November 20, 2015, the Company’s Board of Directors authorized a class of stock designated as Preferred Stock with a par value of $0.00001 per share comprising 25,000,000, from which the Board of Director created a class of Preferred Stock designated as Series A Convertible Preferred Stock comprising 3,000,000 shares. As of March 31, 2026 and 2025, the Company did not have any Series A Convertible Preferred Stock issued or outstanding.

On December 19, 2019, the Company’s Board of Directors created a class of Preferred Stock designated as 8% Series A-1 Convertible Preferred Stock comprising 2,000,000 shares. During 2020, the authorized shares were increased to 2,700,000 shares. As of March 31, 2026 and 2025, the Company did not have any Series A-1 Convertible Preferred Stock issued or outstanding.

On March 1, 2022, the Company’s Board of Directors created a class of shares of Preferred Stock designated as Series B Convertible Preferred Stock comprising 3,000,000 shares. As of March 31, 2026 and 2025, the Company did not have any Series B Convertible Preferred Stock issued or outstanding.

As of March 31, 2026 and 2025, the remaining 16,300,000 of unclassified Preferred Stock did not have any units issued or outstanding.

NOTE 11. PREFERRED STOCK

On November 20, 2015, the Company’s Board of Directors authorized a class of stock designated as Preferred Stock with a par value of $0.00001 per share comprising 25,000,000, from which the Board of Director created a class of Preferred Stock designated as Series A Convertible Preferred Stock comprising 3,000,000 shares. As of December 31, 2025 and 2024, the Company did not have any Series A Convertible Preferred Stock issued or outstanding.

On December 19, 2019, the Company’s Board of Directors created a class of Preferred Stock designated as 8% Series A-1 Convertible Preferred Stock comprising 2,000,000 shares. During 2020, the authorized shares were increased to 2,700,000 shares. As of December 31, 2025 and 2024, the Company did not have any Series A-1 Convertible Preferred Stock issued or outstanding.

On March 1, 2022, the Company’s Board of Directors created a class of shares of Preferred Stock designated as Series B Convertible Preferred Stock comprising 3,000,000 shares. As of December 31, 2025 and 2024, the Company did not have any Series B Convertible Preferred Stock issued or outstanding.

As of December 31, 2025 and 2024, the remaining 16,300,000 of unclassified Preferred Stock did not have any units issued or outstanding.